SHAREHOLDERS' EQUITY - Treasury shares - Summary (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands							12 Months Ended
	Oct. 27, 2022	Sep. 27, 2022	Aug. 03, 2022	Jul. 27, 2022	May 04, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY
Number of shares held in treasury							51,911,569	12,042,004	12,042,004
Average cost per share							R$ 40.84	R$ 18.13	R$ 18.13
Historical value							R$ 2,120,324	R$ 218,265	R$ 218,265
Market value							2,504,214	R$ 723,845	R$ 704,939
Market value of shares repurchased, including transaction costs							R$ 1,904,424
Shares issued from compensation plan							130,435
Repurchase Program
SHAREHOLDERS' EQUITY
Market value of shares issued, net of transaction costs							R$ 1,903,400
Share repurchase, transaction costs							1,024
Market value of shares repurchased, including transaction costs							R$ 1,904,424
Share Repurchase Program, October 2022
SHAREHOLDERS' EQUITY
Number of shares authorized for repurchase	20,000,000
Share repurchase program maximum term	18 months
Share Repurchase Program, May 2022
SHAREHOLDERS' EQUITY
Number of shares authorized for repurchase					20,000,000
Shares repurchased, average cost per share			R$ 48.33
Market value of shares issued, net of transaction costs			R$ 966,600
Share Repurchase Program, July 2022
SHAREHOLDERS' EQUITY
Number of shares authorized for repurchase				20,000,000,000
Shares repurchased, average cost per share		R$ 46.84
Market value of shares issued, net of transaction costs		R$ 936,800
Restricted Stock
SHAREHOLDERS' EQUITY
Shares issued from compensation plan						130,435
Price per share of shares issued from compensation plan						R$ 39.10
Historical value of shares issued from compensation plan						R$ 5,100